SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("US GAAP"). The significant accounting policies followed in the preparation of the financial statements, applied on a consistent basis, are as follows:

a.	Use of estimates:

The preparation of financial statements in conformity with ("US GAAP")requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they were made.

b.	Financial statements in U.S. dollars:

Most of the revenues of the Company are generated in U.S. dollars. In addition, a substantial portion of the costs of the Company is incurred in U.S dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company operates. Thus, its functional and reporting currency is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statement of operations as financial income or expenses, as appropriate, in the period in which the currency exchange rate changes.

The financial statements of the Company's foreign subsidiary, whose functional currency is not the U.S. dollar, have been translated into dollars. All balance sheet amounts have been translated using the exchange rates in effect at balance sheet date. Statement of operation amounts have been translated using the average exchange rate prevailing during the year. Such translation adjustments are reported as a component of accumulated other comprehensive income (loss) in shareholders' equity.

c.	Basis of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiary. Inter-company transactions and balances have been eliminated upon consolidation.

d.	Reclassification:

Certain amounts in prior years' financial statements have been reclassified to conform to the current year's presentation. Current maturities of a loan from its controlling shareholder in the amount of $2,405 were reclassified from Bank credit and current maturities to loans from shareholders. This reclassification did not impact total assets, total liabilities, stockholders' equity, and results of operations or cash flows.

e.	Cash equivalents:

All highly liquid investments that are readily convertible to cash and are not restricted as to withdrawal or use and the period to maturity of which did not exceed three months at time of deposit, are considered cash equivalents.

f.	Restricted deposit:

Restricted cash is invested in short-term bank deposits (less than three months), which are mainly used as security for the Company's guarantees to customers. The deposits are in U.S. dollars and bears a variable interest of up to 1.5%.

g.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided to cover risks arising from slow-moving items, excess inventories and for market prices lower than cost, (see also Note 4).

Cost is determined as follows:

Raw materials and components - using the FIFO cost method.

Work in progress and finished goods - represents the cost of manufacturing with the addition of allocable indirect manufacturing costs.

Costs incurred on long-term contracts in progress include direct labor, material, subcontractors, other direct costs and an allocation of overhead, which represent recoverable costs incurred for production.

h.	Property, plant and equipment:

Property plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets. Annual rates of depreciation are as follows:

%

Factory and other buildings	4
Machinery and equipment	7 - 33
Office furniture and equipment	6 - 15

Leasehold improvements are dpreciated over the shorter of the estimated useful life or the lease period.

Assets, in respect of which investment grants have been received, are presented at cost less the related grant amount. Depreciation is based on net cost.

i.	Intangible assets:

Capitalized software costs are amortized by the greater of the amount computed using: (i) the ratio of current gross revenues from sales of the software to the total of current and anticipated future gross revenues from sales of that software, or (ii) the straight-line method over the estimated useful life of the product. The Company assesses the recoverability of these intangible assets on a regular basis by determining whether the amortization of the asset over its remaining life can be recovered through undiscounted future operating cash flows from the specific software product sold.

At each balance sheet date, the unamortized capitalized costs of the software products are compared to the net realizable value of the product. If the unamortized capitalized costs of a computer software product exceed the net realizable value of the product, such excess is written off. The net realizable value is calculated as the estimated future gross revenues from the product reduced by the estimated future costs of completing and disposing of that product, including the costs of performing maintenance and customer support required to satisfy the Company's responsibility set forth at the time of the sale.

j.	Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2012 and 2011, no impairment losses have been identified.

k.	Goodwill

Goodwill represents excess of the costs over the net assets of businesses acquired. Under ASC 350, "Intangibles- Goodwill and Other", goodwill acquired in a business combination should not be amortized. ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances, and written down when impaired.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment while the second phase (if necessary) measures impairment. In the first phase of impairment testing, goodwill attributable to each of the reporting units is tested for impairment by comparing the fair value of each reporting unit with its carrying value. The Company determines its fair value according to the Company's market capitalization and the goodwill was tested for impairment by comparing the fair market value with its carrying amount. As of December 31, 2012, no impairment losses have been identified. As a result, step two was not required.

l.	Research and development costs:

Research and development costs, net of participation grants, include costs incurred for research and development and are expensed as incurred.

The Company received royalty-bearing grants, from the Chief Scientist's Office of the Israeli Ministry of Industry, Trade and Labour ("OCS") for the purpose of partially funding research and development projects. The grants are recognized as a deduction from research and development costs or capitalized costs on the basis of costs incurred(see also note 11b).

ASC 985, "Software", requires capitalization of certain software development, costs subsequent to the establishment of technological feasibility. Based on the Company's product development process, technological feasibility is established upon completion of a working model.

Research and development costs incurred in the process of developing product masters and the Company's Test System Programs Sets ("TPS") software library, integrated with the Company's test station, are charged to expenses as incurred. Costs incurred by the Company between completion of the working model and the point at which the product is ready for general release has been capitalized.

m.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax based assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company applies ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes.

The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The adoption of ASC 740-10 did not result in a change in the Company's accumulated deficit. The Company did not record any provision in connection with ASC 740-10 as of December 31, 2012 and 2011.

n.	Severance pay:

The Company's agreements with most of its employees are in accordance with section 14 of the Severance Pay Law -1963, under which the Company's contributions for severance pay shall be instead of severance compensation. Upon release of the policy to the employee, no additional liability exists between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee.

The Company's liability for severance pay for the employees that are not under section 14 is calculated pursuant to Israel's Severance Pay Law, based on the most recent salary of the employees as of the balance sheet date less monthly deposits for insurance policies and/or pension funds. Employees are entitled to one month's salary for each year of employment or a portion thereof.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligations pursuant to Israeli severance pay law or labor agreements.

Severance expense recorded in the statement of operations is net of interest and other income accumulated in the deposits. Severance expense for the years ended December 31, 2012, 2011 and 2010 amounted to $562, $583 and $668, respectively.

o.	Fair value of financial instruments:

The Company measures its financial instruments at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -
Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The carrying amount of cash and cash equivalents, restricted deposits, trade receivables, other accounts receivable, bank credit and current maturities of long term loans, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The following table presents the Company's assets (liabilities) measured at fair value on a recurring basis at December 31, 2012 and 2011:

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$(87)	$-	$(87)

Total	$-	$(87)	$-	$(87)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$151	$-	$151

Total	$-	$151	$-	$151

p.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, trade receivables and long-term receivables.

The Company's cash and cash equivalents and restricted cash are mainly held in U.S. dollars with major banks in Israel. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Company's trade receivables are derived from sales to large and solid organizations located mainly in the United States, Asia, South America and Israel. The Company performs ongoing credit evaluations of its customers and to date has not experienced any material losses. An allowance for doubtful accounts is determined with respect to these amounts that the Company has determined to be doubtful of collection. The allowance is computed for specific debts and the collectability is determined based upon the Company's experience.

The Company has no off-balance sheet credit risks.

q.	Comprehensive income (loss):

The Company accounts for comprehensive income in accordance with ASC 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders.

In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income", which is effective for annual reporting periods beginning after December 15, 2011. Accordingly, the Company adopted ASU 2011-05 on January 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity. Upon adoption of the new guidance, the Company elected to present a separate statement of consolidated comprehensive income.

The other comprehensive income, net, relates to gains on foreign currency translation adjustments were in the amount of $468 and $443 at December 31, 2012 and 2011, respectively.

r.	Warranty:

In connection with the sale of its products, the Company provides product warranties for periods between one to two years. Based on past experience and engineering estimates, the liability from these warranties is not material as of December 31, 2012 and 2011.

s.	Share-based compensation:

At December 31, 2012, the Company has one stock-based employee compensation plan, which is described in Note 12b.

The Company accounts for stock-based compensation under ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors.

ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's statements of operations.

The Company estimates the fair value of stock options on the grant date using the Black-Scholes-Merton option-pricing model. No options were granted during the years ended December 31, 2012, 2011 and 2010. In addition, all outstanding options at December 31, 2012 were expired on January 26, 2013 due to expiry of the Company's option plan after 10 years.

t.	Revenue recognition:

The Company generates revenues mainly from the sale of products and from long-term fixed price contracts of defense electronics as follows: data recording and management systems, inertial navigation systems for air and land applications, avionics solutions, avionics for UAVs, and land radar for force and border protection applications. In addition, the Company provides manufacturing, development and product support services.

The Company also generates revenues from repair services using its Automated Test Equipment ("ATE") mainly through CACS.

Product revenues:

The Company recognizes revenue from sales of products in accordance with ASC 605-10, "Revenue Recognition" (Formerly "Staff Accounting Bulletin ("SAB") No. 104"). Product revenue is recognized when there is persuasive evidence of an arrangement, the fee is fixed or determinable, delivery of the product to the customer has occurred and the Company has determined that collection of the fee is probable. If the product requires specific customer acceptance, revenue is deferred until customer acceptance occurs or the acceptance provisions lapse, unless the Company can objectively and reliably demonstrate that the criteria specified in the acceptance provisions are satisfied.

Revenues from long-term fixed price contracts which provide a substantial level of development efforts are recognized in accordance with ASC 605-35 ("Construction-Type and Production-Type contracts"), using contract accounting on a percentage of completion method in accordance with the "Input Method". The percentage of completion is determined based on the ratio of actual costs incurred to total costs estimated to be incurred over the duration of the contract. With regard to contracts for which a loss is anticipated, a provision is made for the entire amount of the estimated loss at the time such loss becomes evident. As of December 31, 2012 and 2011, the provision for estimated losses identified is $583 and $56, respectively.

Revenues under long-term fixed-price contracts that involve both development and production are recorded using the cost-to-cost method (development phase) and units-of-delivery method (production phase) as applicable to each phase of the contract, as the basis to measure progress toward completion.

Estimated gross profit or loss from long-term contracts may change due to changes in estimates resulting from differences between actual performance and original forecasts. Such changes in estimated gross profit or loss are recorded in results of operations when they are reasonably determinable by management, on a cumulative catch-up basis.

The Company believes that the use of the percentage of completion method is appropriate as the Company has the ability to make reasonably dependable estimates of the extent of progress towards completion, contract revenues and contract costs. In addition, contracts executed include provisions that clearly specify the enforceable rights regarding services to be provided and received by the parties to the contracts, the consideration to be exchanged and the manner and terms of settlement. In all cases, the Company expects to perform its contractual obligations and its customers are expected to satisfy their obligations under the contract.

Service revenues:

Revenues from services are recognized as the services are performed.

u.	Basic and diluted net income (loss) per share:

Basic net income (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net income (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year in accordance with ASC 260, "Earnings Per Share". For the years ended December 31, 2012, 2011 and 2010, all the outstanding options, convertible notes and warrants have been excluded from the computation of diluted net income (loss) per share, since their effect is anti-dilutive.

v.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC 815, "Derivatives and Hedging", as amended and related Interpretations. ASC 815 requires the Company to recognize all derivatives on the balances sheet at fair value. If a derivative meets the definition of a hedge and is so designated, depending on the nature of the hedge, changes in the fair value of the derivative will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings (for cash flow hedge transactions) or recognized in other comprehensive income until the hedged item is recognized in earnings (for fair value hedge transactions).

The ineffective portion of a derivative's change in fair value is recognized in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included in earnings. Cash flows related to such hedges are classified as operating activities.

The Company enters into forward exchange contracts in order to limit the exposure to exchange rate fluctuation associated with payroll expenses mainly incurred in NIS. Any gain or loss derived from such instruments is recognized immediately as financial expenses, net.

As of December 31, 2012 and December 31, 2011, the fair value of the outstanding forward contracts is $151 which was recorded in other receivables against financial income and $87 which was recorded in accruals against financial expenses, respectively.

w.	Recently issued accounting standards:

Effective January 1, 2012, the Company retrospectively adopted a new standard issued by the Financial Accounting Standards Board by presenting total comprehensive income and the components of net income and other comprehensive income (loss) in two separate but consecutive statements. The adoption of this guidance resulted only in a change in how the Company presents other comprehensive income in the Company's consolidated financial statements and did not have any impact on the Company's results of operations, financial position or cash flows. Comparative prior periods amounts are also presented.